SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash and equity securities in investee companies	$ 128,605,465	$ 90,156,821
Equity securities in investee companies	668,620	71,429
Derivative liability	(376,515)	(492,470)
Total	128,897,570	89,735,780
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and equity securities in investee companies	128,605,465	90,156,821
Equity securities in investee companies	28,571	71,429
Derivative liability
Total	128,634,036	90,228,250
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and equity securities in investee companies
Equity securities in investee companies	640,049
Derivative liability	(376,515)	(492,470)
Total	$ 263,534	$ 492,470